Operating Leases - Lease terms and discount rates (Details)	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Weighted average remaining lease term(years)	2 years 6 months 7 days	2 years 9 months 7 days
Weighted average discount rate(percentage)	4.93%	4.88%